Annual Total Returns- Victory Integrity Discovery Fund (MCI) [BarChart] - MCI - Victory Integrity Discovery Fund - Class Y	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	28.50%	(1.17%)	21.12%	44.80%	3.98%	(0.24%)	29.34%	11.02%	(15.81%)	21.58%